PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Fair Value Measurement of Level 3 Pension Plan Assets (Details) - Pension Plan [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		$ 4,158	$ 3,757	$ 41,462
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		835	370	371
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Sold		0	2
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held		73	21
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement		392	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		0	88
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		816	919
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0	55
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Sold		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		0	0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		414	568
Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0	15
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Sold		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		0	0
Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	[1]	875	410
Alternative Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		835	370
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		627	796
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Guaranteed Insurance Contract, Type of Guarantee [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		788	334
Guaranteed Insurance Contract, Type of Guarantee [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		758	304	206
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Sold		0	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held		64	11
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement		390	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		0	87
Real Estate Properties [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		84	72
Real Estate Properties [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		77	66	$ 95
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Sold		0	2
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Actual Return (Loss) on Plan Assets Still Held		9	10
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement		2	0
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3		$ 0	1
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3			(112)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3			(55)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3			(15)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Guaranteed Insurance Contract, Type of Guarantee [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3			0
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Real Estate Properties [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Assets Transferred into (out of) Level 3			$ (42)

[1]	In 2018, the Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy. The assets are presented as "Investments measured at net asset value."